Income and Expenses - Summary of Total Cost of Revenue Includes Expenses of Nature (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Total cost of revenue	$ 13,155	$ 114,525	$ 108,680	$ 134,620
Staff Expenses and Wages
Disclosure of attribution of expenses by nature to their function [line items]
Total cost of revenue	1,969	8,651	10,476	10,674
Contributions to Defined Contribution Plans
Disclosure of attribution of expenses by nature to their function [line items]
Total cost of revenue	90	493	640	514
Depreciation
Disclosure of attribution of expenses by nature to their function [line items]
Total cost of revenue	174	4,753	6,114	3,626
Amortization
Disclosure of attribution of expenses by nature to their function [line items]
Total cost of revenue	1	82	3	22
Net Change in Inventories for the Period
Disclosure of attribution of expenses by nature to their function [line items]
Total cost of revenue	5,348	65,104	69,713	82,006
Supplies and Subcontracting Costs
Disclosure of attribution of expenses by nature to their function [line items]
Total cost of revenue	2,701	17,737	8,641	17,991
Royalties
Disclosure of attribution of expenses by nature to their function [line items]
Total cost of revenue	1,432	5,889	6,267	6,728
Freight Charges
Disclosure of attribution of expenses by nature to their function [line items]
Total cost of revenue	447	9,128	3,719	9,494
Equipment Costs
Disclosure of attribution of expenses by nature to their function [line items]
Total cost of revenue	227	732	1,000	980
Premises Costs
Disclosure of attribution of expenses by nature to their function [line items]
Total cost of revenue	623	1,387	1,485	1,925
Others
Disclosure of attribution of expenses by nature to their function [line items]
Total cost of revenue	$ 143	$ 569	$ 622	$ 660